LOANS (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans receivable
Loans at fair value	$ 5,287	$ 5,265
Loans, net of unearned income	655,464	647,242
Private Banking loans managed on a delinquency basis
Loans receivable
Loans, net of unearned income	14,945	12,716
Corporate
Loans receivable
Loans, total non-accrual	2,333	3,236
Loans at fair value	4,056	3,939
Loans, net of unearned income	246,793	223,902
Corporate | Commercial and industrial
Loans receivable
Loans, total non-accrual	1,078	1,134
Loans, net of unearned income	108,776	99,414
Corporate | Financial institutions
Loans receivable
Loans, total non-accrual	454	763
Loans, net of unearned income	54,317	43,407
Corporate | Mortgage and real estate
Loans receivable
Loans, total non-accrual	680	1,039
Loans, net of unearned income	31,070	28,296
Corporate | Lease financing
Loans receivable
Loans, total non-accrual	52	13
Loans, net of unearned income	2,015	1,838
Corporate | Other
Loans receivable
Loans, total non-accrual	69	287
Loans, net of unearned income	46,559	47,008
Corporate | Investment Grade
Loans receivable
Loans, net of unearned income	174,283	156,759
Corporate | Investment Grade | Commercial and industrial
Loans receivable
Loans, net of unearned income	73,822	67,282
Corporate | Investment Grade | Financial institutions
Loans receivable
Loans, net of unearned income	43,895	35,159
Corporate | Investment Grade | Mortgage and real estate
Loans receivable
Loans, net of unearned income	12,587	10,729
Corporate | Investment Grade | Lease financing
Loans receivable
Loans, net of unearned income	1,404	1,161
Corporate | Investment Grade | Other
Loans receivable
Loans, net of unearned income	42,575	42,428
Corporate | Non-Investment Grade
Loans receivable
Loans, net of unearned income	53,509	50,488
Corporate | Non-Investment Grade | Commercial and industrial
Loans receivable
Loans, total non-accrual	1,078	1,134
Loans, net of unearned income	33,876	30,998
Corporate | Non-Investment Grade | Financial institutions
Loans receivable
Loans, total non-accrual	454	763
Loans, net of unearned income	9,968	7,485
Corporate | Non-Investment Grade | Mortgage and real estate
Loans receivable
Loans, total non-accrual	680	1,039
Loans, net of unearned income	2,858	3,812
Corporate | Non-Investment Grade | Lease financing
Loans receivable
Loans, total non-accrual	52	13
Loans, net of unearned income	559	664
Corporate | Non-Investment Grade | Other
Loans receivable
Loans, total non-accrual	69	287
Loans, net of unearned income	$ 3,915	$ 4,293